UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 12/31/2009

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9171 Towne Centre Drive
Suite 465
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______15________

Form 13F Information Table Value Total: __$169890_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    23756 1060107.000SH     Sole	       1060107.000
CIA Saneamento Basico ADR(SBS)  COM 		20441A102    22576 577104.000 SH     Sole		577104.000
IShares Silver Trust(SLV)       COM		46428Q109    20141 1217780.000SH     Sole              1217780.000
SPDR Gold Trust(GLD)		COM		78463V107    20087 187190.000 SH     Sole	        187190.000
Aqua America, Inc(WTR)          COM   		03836W103    19961 1140001.000SH     Sole              1140001.000
ASA Limited (ASA)		COM		G3156p103    17808 229924.000 SH     Sole		229924.000
Mueller Industries, Inc(MLI)    COM   		624756102    15911 640548.000 SH     Sole		640548.000
Connecticut Water Service, Inc  COM   		207797101     6321 255193.000 SH     Sole               255193.000
Southwest Water Co.(SWWC)       COM		845331107     6298 1069303.000SH     Sole              1069303.000
IShares COMEX Gold Trust(IAU)   COM             464285105     5970 55600.000  SH     Sole                55600.000
Northwest Pipe Company          COM		667746101     4783 178080.000 SH     Sole		178080.000
Artesian Resources Corp.(ARTNA) COM		043113208     3290 179704.000 SH     Sole               179704.000
SJW Corp. (SJW)                 COM             784305104     2419 107184.000 SH     Sole               107184.000
Powershares Global Water Port   COM             73936T623      317 17435.000  SH     Sole                17435.000
Eastern American Natural Gas    COM             276217106      250 10650.000  SH     Sole                10650.000